Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans
Categories of loans at December 31, include:

	2016	2015
	(In thousands)

Commercial loans	$74,514	$67,247
Commercial real estate	191,686	163,459
Residential real estate	76,154	81,498
Installment loans	14,367	17,459

Total gross loans	356,721	329,663

Less allowance for loan losses	(2,341)	(2,437)

Total loans	$354,380	$327,226

Allowance for Loan Losses and Recorded Investment in Loans
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2016 and 2015:

	2016
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$184	$597	$170	$113	$1,373	$2,437
Provision charged to expense	235	213	542	340	(1,029)	301
Losses charged off	(2)	(108)	(143)	(417)	––	(670)
Recoveries	78	102	22	71	––	273
Balance, end of year	$495	$804	$591	$107	$344	$2,341
Ending balance: individually evaluated for impairment	$11	$108	$––	$––	$––	$119
Ending balance: collectively evaluated for impairment	$484	$696	$591	$107	$344	$2,222

Loans:
Ending balance: individually evaluated for impairment	$3,148	$1,178	$––	$326	$––	$4,652
Ending balance: collectively evaluated for impairment	$71,366	$190,508	$76,154	$14,041	$––	$352,069

	2015
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$254	$1,116	$92	$147	$791	$2,400
Provision charged to expense	20	(382)	78	255	582	553
Losses charged off	(117)	(152)	(42)	(400)	––	(711)
Recoveries	27	15	42	111	––	195
Balance, end of year	$184	$597	$170	$113	$1,373	$2,437
Ending balance: individually evaluated for impairment	$9	$172	$––	$––	$––	$181
Ending balance: collectively evaluated for impairment	$175	$425	$170	$113	$1,373	$2,256

Loans:
Ending balance: individually evaluated for impairment	$57	$1,273	$––	$80	$––	$1,410
Ending balance: collectively evaluated for impairment	$67,190	$162,186	$81,498	$17,379	$––	$328,253

Portfolio Quality Indicators
The following table shows the portfolio quality indicators as of December 31, 2016:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$71,302	$187,255	$76,154	$14,041	$348,752
Special Mention	64	3,253	––	––	3,317
Substandard	3,148	1,178	––	326	4,652
Doubtful	––	––	––	––	––

	$74,514	$191,686	$76,154	$14,367	$356,721

The following table shows the portfolio quality indicators as of December 31, 2015:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$67,150	$158,362	$81,498	$17,363	$324,373
Special Mention	39	996	––	––	1,035
Substandard	58	4,101	––	96	4,255
Doubtful	––	––	––	––	––

	$67,247	$163,459	$81,498	$17,459	$329,663

Loan Portfolio Aging Analysis
The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2016:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$153	$105	$75	$49	$382	$74,132	$74,514
Commercial real estate	—	55	—	335	390	191,296	191,686
Residential	805	135	161	922	2,023	74,131	76,154
Installment	213	8	––	55	276	14,091	14,367
Total	$1,171	$303	$236	$1,361	$3,071	$353,650	$356,721

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2015:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$141	$––	$––	$63	$204	$67,043	$67,247
Commercial real estate	319	––	132	250	701	162,758	163,459
Residential	737	500	––	599	1,836	79,662	81,498
Installment	220	71	––	132	423	17,036	17,459
Total	$1,417	$571	$132	$1,044	$3,164	$326,499	$329,663

Impaired Loans
The following table presents impaired loans for the year ended December 31, 2016:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$2,975	$2,975	$––	$2,930	$142
Commercial real estate	658	766	––	1,176	43
Installment	326	326	––	328	13

	3,959	4,067	––	4,434	198
Loans with a specific valuation allowance:
Commercial	$173	$173	$11	$188	$8
Commercial real estate	520	520	108	586	26
Installment	—	—	—	—	2

	693	693	119	774	36

Total:
Commercial	$3,148	$3,148	$11	$3,118	$150
Commercial Real Estate	$1,178	$1,286	$108	$1,762	$69
Installment	$326	$326	$—	$328	$15

The following table presents impaired loans for the year ended December 31, 2015:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$44	$74	$––	$74	$4
Commercial real estate	464	464	––	857	35
Installment	80	203	––	213	14

	588	741	––	1,144	53
Loans with a specific valuation allowance:
Commercial	13	49	9	49	5
Commercial real estate	809	961	172	1,010	36

	822	1,010	181	1,059	41

Total:
Commercial	$57	$123	$9	$123	$9
Commercial Real Estate	$1,273	$1,425	$172	$1,867	$71
Installment	$80	$203	$—	$213	$14

Troubled Debt Restructurings on Financing Receivables
The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2016 and 2015:

	Year Ended December 31, 2016
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
		(In thousands)

Commercial	1	$17	$17
Commercial real estate	3	116	116

	Year Ended December 31, 2016
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial	––	$17	$––	$17
Commercial real estate	––	116	––	116

	Year Ended December 31, 2015
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
		(In thousands)

Commercial	2	$40	$40
Commercial real estate	1	62	62

	Year Ended December 31, 2015
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial	$––	$40	$––	$40
Commercial real estate	––	62	––	62